Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of lease
	Classification on the Balance Sheet	Year ended December 31, 2022
Assets :
Operating lease assets	Operating lease right of use assets, net	1,110
Liabilities:
current
Operating lease liabilities	Operating lease liabilities, current	301
Long term
Operating lease liabilities	Operating lease liabilities, non-current	827

Remaining Lease Term
Vehicles		0.9 - 2.84 years
Facilities rent		0.25-11.59 years

Weighted Average Discount Rate
Vehicles		3.5%
Facilities rent		3.5%

Schedule of future minimum lease payments
2023	379
2024	246
2025	172
2026	102
2027	66
2028- 2034	493
1,458